Offerings	Nov. 13, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of Hydro One Holdings Limited
Amount Registered | shares	3,000,000,000
Proposed Maximum Offering Price per Unit	100
Maximum Aggregate Offering Price	$ 3,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,300
Offering Note

(1)
Estimated solely for the purpose of ca
lc
ulating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”). There are being registered under this Registration Statement such indeterminate number of debt securities of Hydro One Holdings Limited, which collectively shall have an aggregate principal amount not to exceed US$3,000,000,000, together with the full and unconditional guarantee of Hydro One Limited.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantee of Hydro One Limited of Debt Securities of Hydro One Holdings Limited
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note

(2)
No separate consideration will be received for the guarantee of Hydro One Limited of the debt securities of Hydro One Holdings Limited, and so, pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee.